Document and Entity Information	Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14014
Entity Registrant Name	CREDICORP LTD
Entity Central Index Key	0001001290
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Banco de Credito del Peru
Entity Address, Address Line Two	Calle Centenario 156
Entity Address, Address Line Three	La Molina
Entity Address, City or Town	Lima
Entity Address, Country	PE
Entity Address, Postal Zip Code	12
Title of 12(b) Security	Common Shares, par value $5.00 per share
Trading Symbol	BAP
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	94,382,317
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Gaveglio, Aparicio y Asociados S.C.R.L.
Auditor Location	Lima, Perú
Auditor Firm ID	1316
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Cesar Rios
Entity Address, Address Line One	Banco de Credito del Peru
Entity Address, Address Line Two	Calle Centenario 156
Entity Address, City or Town	Lima
Entity Address, Country	PE
Entity Address, Postal Zip Code	12
Country Region	51
City Area Code	1
Local Phone Number	313 2014
Contact Personnel Fax Number	313 2121